3. Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 9,378	$ 7,955	$ 28,223	$ 31,653	$ 40,659	$ 70,396